Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Prepaid insurance	$ 651	$ 1,021
Prepaid income taxes	2,584	873
Other	73	19
Prepaid expenses and other current assets	$ 3,308	$ 1,913